UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2013             (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

May 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 13.1%
Abercrombie & Fitch Co., Class A	12,575	$629,756
Comcast Corp., Class A	20,950	841,142
Foot Locker, Inc.	21,425	735,306
Ford Motor Co.	33,650	527,632
Gannett Co., Inc.	33,900	728,850
General Motors Co.*,1	12,400	420,236
Las Vegas Sands Corp.	5,950	344,505
Lear Corp.	5,200	311,896
Magna International, Inc.	10,525	701,176
MGM Resorts International*	23,100	350,427
Newell Rubbermaid, Inc.	18,325	495,508
PulteGroup, Inc.*	20,050	432,880
Staples, Inc.	19,700	295,500
TRW Automotive Holdings Corp.*	5,425	343,674
Viacom, Inc., Class B	9,075	597,952
Whirlpool Corp.	3,650	466,324
Total Consumer Discretionary		8,222,764

Consumer Staples - 4.4%
CVS Caremark Corp.	21,750	1,252,365
Kroger Co., The	16,325	549,663
Tyson Foods, Inc., Class A	13,325	333,125
Walgreen Co.	12,925	617,298
Total Consumer Staples		2,752,451

Energy - 13.2%
Anadarko Petroleum Corp.	9,050	791,603
Chesapeake Energy Corp.	19,950	435,708
Chevron Corp.	15,250	1,871,937
ConocoPhillips	9,450	579,663
Halliburton Co.	7,400	309,690
Hess Corp.	22,175	1,494,817
Marathon Petroleum Corp.	6,050	499,125
Occidental Petroleum Corp.	13,250	1,219,928
Peabody Energy Corp.	25,050	492,734
Valero Energy Corp.	6,500	264,095
Whiting Petroleum Corp.*	5,950	274,117
Total Energy		8,233,417

Financials - 29.1%
Allstate Corp., The	18,100	873,144
American International Group, Inc.*	26,225	1,165,963
Bank of America Corp.	101,500	1,386,490
Capital One Financial Corp.	5,825	354,917
CBL & Associates Properties, Inc.	14,800	340,252

	Shares	Value
Citigroup, Inc.	29,160	$1,516,028
Discover Financial Services	28,200	1,336,962
Fifth Third Bancorp	55,800	1,015,560
Franklin Resources, Inc.	1,875	290,269
Goldman Sachs Group, Inc., The	3,795	615,094
Invesco, Ltd.	16,400	553,336
JPMorgan Chase & Co.	24,400	1,331,996
Liberty Property Trust	10,725	435,220
Lincoln National Corp.	10,925	389,586
MetLife, Inc.	33,150	1,465,562
PNC Financial Services Group, Inc., The	22,250	1,593,990
Prudential Financial, Inc.	7,000	482,790
Regions Financial Corp.	70,775	646,176
State Street Corp.	6,850	453,333
Unum Group	13,750	391,600
Wells Fargo & Co.	38,500	1,561,175
Total Financials		18,199,443

Health Care - 9.2%
Aetna, Inc.	15,800	954,004
Becton, Dickinson and Co.	4,925	485,703
Boston Scientific Corp.*	38,825	358,743
Eli Lilly & Co.	11,575	615,327
Gilead Sciences, Inc.*	6,100	332,328
Johnson & Johnson	8,375	705,007
Medtronic, Inc.	13,275	677,158
Pfizer, Inc.	41,425	1,128,003
Thermo Fisher Scientific, Inc.	5,800	512,140
Total Health Care		5,768,413

Industrials - 8.6%
AGCO Corp.	7,700	427,119
Delta Air Lines, Inc.*	40,100	722,201
Eaton Corp. PLC	10,000	660,600
General Electric Co.	79,000	1,842,280
Terex Corp.*	22,575	809,765
Towers Watson & Co., Class A	4,975	386,458
United Rentals, Inc.*	8,975	510,139
Total Industrials		5,358,562

Information Technology - 10.2%
Broadcom Corp., Class A	7,800	280,098
Cisco Systems, Inc.	69,500	1,673,560
Hewlett-Packard Co.	26,675	651,403
Lam Research Corp.*	9,850	460,783
Marvell Technology Group, Ltd.	36,500	395,660
Micron Technology, Inc.*	34,700	405,296

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.2% (continued)
Nokia OYJ, ADR*,1	64,300	$221,192
NXP Semiconductors N.V.*	20,750	640,138
Skyworks Solutions, Inc.*	32,950	786,187
Symantec Corp.*	17,200	385,108
Yahoo!, Inc.*	18,100	476,030
Total Information Technology		6,375,455

Materials - 4.0%
Cliffs Natural Resources, Inc.[1]	12,625	227,755
Freeport-McMoRan Copper & Gold, Inc.	27,975	868,624
International Paper Co.	12,350	569,952
LyondellBasell Industries N.V., Class A	12,700	846,455
Total Materials		2,512,786

Telecommunication Services - 3.0%
AT&T, Inc.	40,875	1,430,216
Verizon Communications, Inc.	9,275	449,652
Total Telecommunication Services		1,879,868

Utilities - 3.4%
AES Corp., The	57,000	695,400
Exelon Corp.	16,075	503,790
NRG Energy, Inc.	17,950	458,084
PPL Corp.	17,000	504,900
Total Utilities		2,162,174
Total Common Stocks (cost $49,746,959)		61,465,333

	Principal	Value
Short-Term Investments - 3.0%
Repurchase Agreements - 1.1%[2]
BNP Paribas Securities Corp., dated 05/31/13, due 06/03/13, 0.060%, total to be received $693,233 (secured by various U.S. Government Agency Obligations, 0.000% - 2.750%, 09/19/13 - 11/30/17, totaling $707,181)	$ 693,230	$693,230

	Shares
Other Investment Companies - 1.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	1,158,980	1,158,980
Total Short-Term Investments (cost $1,852,210)		1,852,210
Total Investments - 101.2% (cost $51,599,169)		63,317,543
Other Assets, less Liabilities - (1.2)%		(729,025)
Net Assets - 100.0%		$62,588,518

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

May 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co., Class A	84,725	$4,243,028
Foot Locker, Inc.	26,800	919,776
Gannett Co., Inc.	246,175	5,292,762
GNC Holdings, Inc., Class A	98,825	4,450,090
International Game Technology	183,050	3,272,934
Magna International, Inc.	89,825	5,984,142
Mohawk Industries, Inc.*	44,850	4,985,974
Newell Rubbermaid, Inc.	239,050	6,463,912
Ryland Group, Inc., The[1]	112,825	5,108,716
Staples, Inc.	206,000	3,090,000
TRW Automotive Holdings Corp.*	40,075	2,538,751
Whirlpool Corp.	40,325	5,151,922
Total Consumer Discretionary		51,502,007

Consumer Staples - 3.8%
Ingredion, Inc.	41,625	2,835,495
JM Smucker Co., The	39,450	3,982,872
Kroger Co., The	135,675	4,568,177
Tyson Foods, Inc., Class A	176,725	4,418,125
Total Consumer Staples		15,804,669

Energy - 8.1%
Energen Corp.	102,150	5,535,508
Hess Corp.	59,400	4,004,154
HollyFrontier Corp.	61,575	3,047,963
Patterson-UTI Energy, Inc.	331,925	6,973,744
Peabody Energy Corp.	247,625	4,870,784
Valero Energy Corp.	65,500	2,661,265
Whiting Petroleum Corp.*	143,825	6,626,018
Total Energy		33,719,436

Financials - 26.1%
Allstate Corp., The	47,900	2,310,696
BioMed Realty Trust, Inc.	306,300	6,410,859
Brandywine Realty Trust	581,025	8,227,314
CBL & Associates Properties, Inc.	132,925	3,055,946
CBRE Group, Inc., Class A*	228,700	5,301,266
Corrections Corp. of America	144,494	5,078,964
Discover Financial Services	97,400	4,617,734
Evercore Partners, Inc., Class A	96,175	3,820,071
Fifth Third Bancorp	436,175	7,938,385
HCC Insurance Holdings, Inc.	96,800	4,147,880
KeyCorp	415,200	4,475,856
Kilroy Realty Corp.	170,625	9,027,769
Liberty Property Trust	162,550	6,596,279

	Shares	Value
Lincoln National Corp.	321,000	$11,446,860
Regions Financial Corp.	1,272,825	11,620,892
Unum Group	153,150	4,361,712
Validus Holdings, Ltd.	219,550	7,927,951
Zions Bancorporation	77,600	2,176,680
Total Financials		108,543,114

Health Care - 8.6%
Aetna, Inc.	95,900	5,790,442
Becton, Dickinson and Co.	56,050	5,527,651
Boston Scientific Corp.*	445,475	4,116,189
CareFusion Corp.*	58,525	2,150,794
ICON PLC*	111,950	3,844,363
Jazz Pharmaceuticals PLC*	71,550	4,863,254
Omnicare, Inc.	137,725	6,339,482
Sirona Dental Systems, Inc.*	45,600	3,234,864
Total Health Care		35,867,039

Industrials - 13.1%
AGCO Corp.	93,600	5,191,992
Avery Dennison Corp.	39,025	1,697,588
Delta Air Lines, Inc.*	298,875	5,382,739
Eaton Corp. PLC	58,850	3,887,631
EMCOR Group, Inc.	95,800	3,808,050
Generac Holdings, Inc.	62,125	2,516,063
Ryder System, Inc.	118,650	7,479,696
Terex Corp.*	203,675	7,305,822
Towers Watson & Co., Class A	90,700	7,045,576
Trinity Industries, Inc.	66,675	2,729,008
Triumph Group, Inc.	28,395	2,204,872
United Rentals, Inc.*	96,825	5,503,533
Total Industrials		54,752,570

Information Technology - 12.1%
Atmel Corp.*	86,925	684,100
Avnet, Inc.*	161,175	5,505,738
Broadcom Corp., Class A	59,825	2,148,316
CoreLogic, Inc.*	114,325	2,995,315
Fidelity National Information Services, Inc.	107,350	4,820,015
Lam Research Corp.*	92,875	4,344,692
Micron Technology, Inc.*	440,550	5,145,624
NXP Semiconductors N.V.*	246,325	7,599,126
Skyworks Solutions, Inc.*	267,300	6,377,778
Symantec Corp.*	207,750	4,651,522
ValueClick, Inc.*	56,550	1,489,527
Xerox Corp.	526,850	4,631,012
Total Information Technology		50,392,765

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.1%
Axiall Corp.	87,500	$3,775,625
Huntsman Corp.	215,325	4,188,071
International Paper Co.	163,350	7,538,602
Nucor Corp.	128,600	5,723,986
Total Materials		21,226,284

Utilities - 7.6%
AES Corp., The	495,550	6,045,710
Cleco Corp.	140,475	6,393,017
CMS Energy Corp.	240,350	6,477,432
NiSource, Inc.	163,350	4,693,045
NRG Energy, Inc.	315,050	8,040,076
Total Utilities		31,649,280
Total Common Stocks (cost $353,738,747)		403,457,164

	Principal
Short-Term Investments - 3.9%
Repurchase Agreements - 0.9%[2]
Bank of Nova Scotia, dated 05/31/13, due 06/03/13, 0.070%, total to be received $1,000,006 (secured by various U.S. Government Agency Obligations, 0.000% - 4.375%, 08/28/13 - 07/31/19, totaling $1,020,006)	$1,000,000	1,000,000
Barclays Capital, dated 05/31/13, due 06/03/13, 0.150%, total to be received $596,886 (secured by U.S. Government Agency Obligation, 1.500%, 07/31/16, totaling $608,817)	596,879	596,879
Citigroup Global Markets, Inc., dated 05/31/13, due 06/03/13, 0.100%, total to be received $1,000,008 (secured by various U.S. Government Agency Obligations, 0.125% - 5.500%, 07/31/13 - 06/01/43, totaling $1,020,000)	1,000,000	1,000,000

	Principal	Value
Deutsche Bank Securities, Inc., dated 05/31/13, due 06/03/13, 0.100%, total to be received $1,000,008 (secured by various U.S. Government Agency Obligations, 2.500% - 5.500%, 03/01/27 - 05/01/53, totaling $1,020,000)	$ 1,000,000	$1,000,000
Total Repurchase Agreements		3,596,879

	Shares
Other Investment Companies - 3.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	12,459,962	12,459,962
Total Short-Term Investments (cost $16,056,841)		16,056,841
Total Investments - 100.8% (cost $369,795,588)		419,514,005
Other Assets, less Liabilities - (0.8)%		(3,222,337)
Net Assets - 100.0%		$416,291,668

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$52,464,322	$11,371,458	$(518,237)	$10,853,221
Systematic Mid Cap Value Fund	371,768,353	53,406,445	(5,660,793)	47,745,652

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of May 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$651,874	1.0%
Systematic Mid Cap Value Fund	3,483,526	0.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the May 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund

Investments in Securities
Common Stocks†	$61,465,333	—	—	$61,465,333
Short-Term Investments
Repurchase Agreements	—	$693,230	—	693,230
Other Investment Companies	1,158,980	—	—	1,158,980

Total Investments in Securities	$62,624,313	$693,230	—	$63,317,543

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Mid Cap Value Fund

Investments in Securities
Common Stocks†	$403,457,164	—	—	$403,457,164
Short-Term Investments
Repurchase Agreements	—	$3,596,879	—	3,596,879
Other Investment Companies	12,459,962	—	—	12,459,962

Total Investments in Securities	$415,917,126	$3,596,879	—	$419,514,005

†

All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of May 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 2, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 2, 2013